Summary of Significant Accounting Policies - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Restricted Cash	$ 0	$ 0